Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2020	2019	2018
Current	$1,751,750	$571,198	$1,775,477
Deferred	(766,497)	892,547	(118,198)
Total	$985,253	$1,463,745	$1,657,279

Schedule of reconciliations statutory income tax rate
	For the Years Ended December 31,
	2020	2019	2018
HK statutory income tax rate	8.25%	8.25%	8.25%
Valuation allowance recognized with respect to the loss in the HK company	(8.25)%	(8.25)%	(8.25)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(7.46)%	(6.91)%	(8.53)%
Effect of additional deduction allowed for R&D expense	(7.20)%	(5.31)%	(4.39)%
Effect of expenses not deductible for tax purposes	6.06%	4.67%	1.44%
Others	(1.35)%	7.89%	-
Total	16.40%	25.34%	13.52%